Leases (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Leases
Weighted average remaining lease term	2 years 1 month 6 days
Weighted average discount rate	5.90%
Operating lease cost	¥ 109.9
Short-term lease cost	¥ 53.9